Vessels - Summary of cost capitalized during the period (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Interest Capitalized	$ 1,000	$ 1,300
Capitalized cost [Member] | Drydock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Drydock cost	20,301
Notional of component of scrubber cost	4,350
Total drydock cost	24,651
Capitalized cost [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Scrubber Cost	94,862
BWTS cost	26,830
Other equipment cost	1,997
Interest Capitalized	1,019
Vessel additions	124,708
Capitalized cost [Member] | Handymax [Member] | Drydock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Drydock cost	1,417
Notional of component of scrubber cost	0
Total drydock cost	1,417
Capitalized cost [Member] | Handymax [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Scrubber Cost	0
BWTS cost	2,008
Other equipment cost	160
Interest Capitalized	0
Vessel additions	2,168
Capitalized cost [Member] | MR [Member] | Drydock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Drydock cost	8,364
Notional of component of scrubber cost	1,800
Total drydock cost	10,164
Capitalized cost [Member] | MR [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Scrubber Cost	38,577
BWTS cost	12,064
Other equipment cost	941
Interest Capitalized	452
Vessel additions	52,034
Capitalized cost [Member] | LR1 [Member] | Drydock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Drydock cost	60
Notional of component of scrubber cost	450
Total drydock cost	510
Capitalized cost [Member] | LR1 [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Scrubber Cost	10,109
BWTS cost	0
Other equipment cost	108
Interest Capitalized	137
Vessel additions	10,354
Capitalized cost [Member] | LR2 [Member] | Drydock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Drydock cost	10,460
Notional of component of scrubber cost	2,100
Total drydock cost	12,560
Capitalized cost [Member] | LR2 [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Scrubber Cost	46,176
BWTS cost	12,758
Other equipment cost	788
Interest Capitalized	430
Vessel additions	$ 60,152